Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
NOTE 6 —GOODWILL AND INTANGIBLE ASSETS
The Company’s goodwill relates to the AxoBio Acquisition. Goodwill represents the excess of the purchase price of the acquired business over the fair value of the underlying net tangible and intangible assets. The Company may record goodwill adjustments pursuant to changes in the preliminary valuations acquired during the measurement period, which is up to one year from the date of acquisition. The Company has determined, based on its organizational structure, that it had one reporting unit as of December 31, 2023. For the year ended December 31, 2023, the Company recognized $19,188,278 in goodwill from the AxoBio Acquisition, which is classified as a component of assets available for sale in the accompanying consolidated balance sheets.
The Company’s intangible assets primarily relate to the AxoBio Acquisition (see Note 3). Intangible assets acquired in connection with the AxoBio Acquisition were initially recorded at their estimated fair value as of the acquisition date. Intangible assets that have finite lives are amortized over their economic useful life. Amortization of intangibles related to AxoBio are included as a component of discontinued operations in the accompanying statements of operations.
Additionally, the Company capitalizes legal costs directly associated with the submission of Company patent applications. Gross patent costs of $70,746 as of December 31, 2023 and 2022 are amortized on a straight-line basis over the patent term.
Intangible assets and the related accumulated amortization consist of the following at December 31, 2023:

	Amortization Period	Gross Carrying Value	Accumulated Amortization	Net Book Value
Continuing operations:
Patents	16 years	$70,746	$46,559	$24,187

Discontinued operations:

Customer contracts	20 years	$12,170,000	$337,313	$11,832,687

Trade name	7 years	2,220,000	132,143	2,087,857

Intellectual property	7 years	8,870,000	527,976	8,342,024

		$23,260,000	$997,432	$22,262,568

Intangible assets and the related accumulated amortization consist of the following at December 31, 2022:

	Amortization Period	Gross Carrying Value	Accumulated Amortization	Net Book Value
Continuing operations:
Patents	16 years	$70,746	$42,044	$28,702

Amortization expense included in loss from continuing operation in the accompanying statements of operations was approximately $4,515 and $4,516 for the years ended December 31, 2023 and 2022, respectively. Amortization expense included in income from discontinued operation in the accompanying statements of operations was $997,432 for the year ended December 31, 2023.

Amortization expense related to the Company’s intangible assets for future years is as follows:

	Continuing Operations	Discontinued Operations
2024	$4,528	$2,648,741
2025	4,516	2,679,576
2026	4,516	2,715,903
2027	4,090	2,690,449
2028	2,451	2,622,896
Thereafter	4,086	8,905,003

	$24,187	$22,262,568